Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.07%	4.17%	3.84%
Coverage Ratio	3.82%	3.86%	4.41%
Less than or Equal to 6.25 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	6.25%
Greater than or Equal to 1.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	1.75%
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio		5.25%
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio		2.50%	2.50%
Less than or Equal to 4.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.75%		4.75%